INITIAL PUBLIC OFFERING (Details) - $ / shares	Dec. 07, 2020	Sep. 30, 2021	Dec. 31, 2020
Public Warrants [Member]
Initial Public Offering [Abstract]
Number of securities called by each Unit (in shares)		0.33	0.33
Exercise price of warrant (in dollars per share)		$ 11.50	$ 11.50
Redeemable Class A Ordinary Shares [Member]
Initial Public Offering [Abstract]
Number of securities called by each Unit (in shares)		1	1
Number of shares called by each warrant (in shares)			1
Redeemable Class A Ordinary Shares [Member] | Public Warrants [Member]
Initial Public Offering [Abstract]
Number of securities called by each Unit (in shares)		1
Initial Public Offering [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	30,000,000
Share price (in dollars per share)	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	2,500,000
Share price (in dollars per share)	$ 10.00